Investment Strategy - GROWTH PORTFOLIO	Oct. 01, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

The first and second paragraphs of the sections of each Summary Prospectus titled "Principal Investment Strategies" and each Prospectus titled "Fund Summary—Growth Portfolio—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities. Growth securities are defined as: securities included in one or more growth style indices or securities with certain growth metrics that exceed the median of one or more broader equity market indices. Additionally, growth securities consist of digital currency ETFs and treasury companies (public companies that invest in digital currencies), venture stage private companies, and companies that the adviser believes have strong growth prospects with sustainable competitive advantages. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser typically focuses a significant portion of the Fund's investments in a limited number of issuers, which may be in the same industry, sector or geographic region.

Please retain this supplement for future reference.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Growth securities are defined as: securities included in one or more growth style indices or securities with certain growth metrics that exceed the median of one or more broader equity market indices. Additionally, growth securities consist of digital currency ETFs and treasury companies (public companies that invest in digital currencies), venture stage private companies, and companies that the adviser believes have strong growth prospects with sustainable competitive advantages.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser typically focuses a significant portion of the Fund's investments in a limited number of issuers, which may be in the same industry, sector or geographic region.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities.